Assets held for sale - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	¥ 266,596	¥ 0
Non-current assets held for sale [member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Impairment loss recognised in profit or loss	2,995
Non-current assets held for sale [member] | Toyota Industries Corporation [Member]
Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	788,898
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	264,035
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income	155,804
Reserve of exchange differences on translation	¥ 108,231